Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 128,447	¥ 128,408
Gross carrying amount		8,006	8,309
Net carrying amount		8,006	8,309
Gross carrying amount		136,453	136,717
Accumulated amortization		88,514	80,596
Net carrying amount		39,933	47,812
Net carrying amount		47,939	56,121
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	126,979	126,979
Accumulated amortization	[1]	87,277	79,362
Net carrying amount	[1]	39,702	47,617
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		1,468	1,429
Accumulated amortization		1,237	1,234
Net carrying amount		¥ 231	¥ 195

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.